Exhibit 99.02

KPMG LLP,
Two Manhattan West
375 9th Avenue, 17th Floor
New York, NY 10001

Independent Accountants’ Agreed-Upon Procedures Report

Onslow Bay Financial LLC (the “Company”)
BofA Securities, Inc. (the “Structuring Agent”)
J.P. Morgan Securities LLC
Morgan Stanley & Co. LLC
Nomura Securities International, Inc.
Stifel, Nicolaus & Company, Incorporated
Wells Fargo Securities, LLC
(collectively, the “Specified Parties”)

Re: OBX 2026-AHC1 Trust – Data Files Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “AHM CNF ASF Tape 3.13 v3.xlsx” provided by the Structuring Agent on March 13, 2026, on behalf of the Company, containing information on 729 mortgage loans as of March 1, 2026 (the “Initial Data File”) and (ii) an electronic data file entitled “AHM CNF ASF Tape 3.25 v1.xlsx” provided by the Structuring Agent on March 25, 2026, on behalf of the Company, containing information on 696 mortgage loans (the “Mortgage Loans”) as of March 1, 2026 (the “Data File” and together with the Initial Data File, the “Data Files”). We were informed that the Mortgage Loans are intended to be included as collateral in the offering by OBX 2026-AHC1 Trust. The Company is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan File” means the following electronic information sources provided by the Company or Structuring Agent, on behalf of the Company, for each Selected Loan (defined below) as applicable: Promissory Note, Uniform Residential Loan Application (“URLA”), Final Closing Disclosure, Occupancy Statement, Appraisal Report, Purchase Agreement, Addendum to Purchase Agreement, Uniform Underwriting and Transmittal Summary, Servicer Report, Automated Underwriting System Summary and Title Report. We make no representation regarding the validity or accuracy of these documents or the execution of the applicable documents by the borrower.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

•	The term “Sample Loan Selection File” means an electronic data file entitled “OBX 2026-AMHC1 Loan List.xlsx” provided by the Structuring Agent on March 13, 2026, on behalf of the Company, containing a listing of the loan numbers for 729 mortgage loans.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table below.
•	The term “Provided Information” means the Loan File, Sample Loan Selection File, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 73 mortgage loans from the Sample Loan Selection File using a random sampling tool (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of mortgage loans we were instructed to randomly select from the Sample Loan Selection File.

B.	For each Selected Loan, we compared or recomputed the specified attributes in the Initial Data File listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Initial Data File to the Loan File for each of the specified attributes identified, utilizing the Instructions as applicable, constituted an exception. The Loan File information is listed in the order of priority, which was provided by the Company, with the highest priority source listed first. The term "Provided by the Company” when used in the “Loan File / Instructions” column of the table below, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

Specified Attribute	Loan File / Instructions
Seller Loan Number	Provided by the Company
Original Term to Maturity	URLA, Automated Underwriting System Summary
Original Amortization Term	URLA, Promissory Note, Automated Underwriting System Summary
Original Loan Amount	Promissory Note
Original Interest Rate	Promissory Note
Current Payment Amount Due	Promissory Note, Servicer Report
First Payment Date of Loan	Promissory Note
State	Promissory Note
City	Promissory Note
Postal Code	Promissory Note
Prepayment Penalty Total Term	Promissory Note
Occupancy	URLA, Occupancy Statement
Property Type

Appraisal Report, Uniform Underwriting and Transmittal Summary, Automated Underwriting System Summary

Consider property types of “dPUD (PUD with “de minimus” monthly HOA dues” and “PUD (Only for use with Single-Family Detached Homes with PUD riders)” to be “PUD.”

Specified Attribute	Loan File / Instructions
Original Appraised Property Value	Appraisal Report, Uniform Underwriting and Transmittal Summary
Sales Price	Final Closing Disclosure, Appraisal Report, Uniform Underwriting and Transmittal Summary, Purchase Agreement, Addendum to Purchase Agreement
Loan Purpose

URLA, Final Closing Disclosure, Uniform Underwriting and Transmittal Summary

For this procedure, perform the comparison on the portion of the ‘Loan Purpose’ which indicates one of the following purposes: purchase, cash-out, or rate/term refinance.

Junior Mortgage Balance	Uniform Underwriting and Transmittal Summary, Automated Underwriting System Summary, Title Report
Original LTV	Recompute by dividing (i) Original Loan Amount, by (ii) Sales Price if the Loan Purpose attribute contains ‘purchase’; otherwise the Original Appraised Property Value.
Original CLTV	Recompute by dividing (i) the sum of (a) Original Loan Amount and (b) Junior Mortgage Balance (if applicable), by (ii) Sales Price if the Loan Purpose attribute contains ‘purchase’; otherwise the Original Appraised Property Value.

We found such information to be in agreement except as listed in Exhibit B.

C.	As a result of the findings identified and reported in the performance of Procedure B, the Initial Data File was revised by the Company. The Data File represents the revised information reflecting resolution of the differences reported as determined appropriate by the Company. Of the 73 Selected Loans in the Initial Data File, only 71 of the Selected Loans were included in the Data File (the “Remaining Selected Loans”). We reperformed Procedure B on the Remaining Selected Loans in the Data File. We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York
March 26, 2026

Exhibit A

Selected Loan #	Unique Identifier(1)
1	OBX2026AHC1000669
2	OBX2026AHC1000310
3	OBX2026AHC1000232
4	OBX2026AHC1000172
5	OBX2026AHC1000533
6	OBX2026AHC1000582
7	OBX2026AHC1000099
8	OBX2026AHC1000298
9	OBX2026AHC1000473
10	OBX2026AHC1000081
11	OBX2026AHC1000067
12	OBX2026AHC1000008
13	OBX2026AHC1000299
14	OBX2026AHC1000266
15	OBX2026AHC1000512
16	OBX2026AHC1000001
17	OBX2026AHC1000388
18	OBX2026AHC1000230
19	OBX2026AHC1000653
20	OBX2026AHC1000504
21	OBX2026AHC1000275
22	OBX2026AHC1000355
23	OBX2026AHC1000506
24	OBX2026AHC1000301
25	OBX2026AHC1000384
26	OBX2026AHC1000054
27	OBX2026AHC1000370
28	OBX2026AHC1000091
29	OBX2026AHC1000361
30	OBX2026AHC1000675
31	OBX2026AHC1000270
32	OBX2026AHC1000322
33	OBX2026AHC1000335
34	OBX2026AHC1000433
35	OBX2026AHC1000160
36	OBX2026AHC1000395
37	OBX2026AHC1000002
38	OBX2026AHC1000320
39	OBX2026AHC1000021
40	OBX2026AHC1000224

Selected Loan #	Unique Identifier(1)
41	OBX2026AHC1000650
42	OBX2026AHC1000179
43	OBX2026AHC1000706
44	OBX2026AHC1000289
45	OBX2026AHC1000115
46	OBX2026AHC1000056
47	OBX2026AHC1000180
48	OBX2026AHC1000463
49	OBX2026AHC1000246
50	OBX2026AHC1000051
51	OBX2026AHC1000250
52	OBX2026AHC1000476
53	OBX2026AHC1000601
54	OBX2026AHC1000218
55	OBX2026AHC1000435
56	OBX2026AHC1000528
57	OBX2026AHC1000032
58	OBX2026AHC1000182
59	OBX2026AHC1000692
60	OBX2026AHC1000416
61	OBX2026AHC1000233
62	OBX2026AHC1000700
63	OBX2026AHC1000525
64	OBX2026AHC1000282
65	OBX2026AHC1000412
66	OBX2026AHC1000259
67	OBX2026AHC1000419
68	OBX2026AHC1000077
69	OBX2026AHC1000531
70	OBX2026AHC1000188
71	OBX2026AHC1000530
72	OBX2026AHC1000288
73	OBX2026AHC1000241

(1) The Company has assigned a unique identifier to each mortgage loan in the Data Files. The unique identifiers referred to in this Exhibit are not the customer account numbers.

A-1

Exhibit B

Selected Loan #	Unique Identifier	Specified Attribute	Per Initial Data File	Per Procedure B
1	OBX2026AHC1000669	Loan Purpose	Rate/Term Refinance -- Borrower initiated	Limited Cash-Out (GSE Definition)
9	OBX2026AHC1000473	Loan Purpose	Cash Out: Other/Multi- purpose/Unknown purpose	Cash Out: Home Improvement/Renovation
12	OBX2026AHC1000008	Loan Purpose	Cash Out: Other/Multi- purpose/Unknown purpose	Limited Cash-Out (GSE Definition)
13	OBX2026AHC1000299	Property Type	PUD (Only for use with Single-Family Detached Homes with PUD riders)	1 Family Attached
23	OBX2026AHC1000506	Property Type	1 Family Attached	Single Family Detached (non-PUD)
25	OBX2026AHC1000384	Loan Purpose	Cash Out: Debt Consolidation— Proceeds used to pay off existing loans other than loans secured by real estate.	Cash Out: Other/Multi- purpose/Unknown purpose
31	OBX2026AHC1000270	Loan Purpose	Rate/Term Refinance -- Borrower initiated	Limited Cash-Out (GSE Definition)
34	OBX2026AHC1000433	Loan Purpose	Cash Out: Debt Consolidation— Proceeds used to pay off existing loans other than loans secured by real estate.	Limited Cash-Out (GSE Definition)
36	OBX2026AHC1000395	Loan Purpose	Rate/Term Refinance -- Borrower initiated	Limited Cash-Out (GSE Definition)
37	OBX2026AHC1000002	Loan Purpose	Rate/Term Refinance -- Borrower initiated	Limited Cash-Out (GSE Definition)
58	OBX2026AHC1000182	Property Type	1 Family Attached	Single Family Detached (non-PUD)
61	OBX2026AHC1000233	Loan Purpose	Cash Out: Debt Consolidation— Proceeds used to pay off existing loans other than loans secured by real estate.	Limited Cash-Out (GSE Definition)
62	OBX2026AHC1000700	Loan Purpose	Cash Out: Other/Multi- purpose/Unknown purpose	Limited Cash-Out (GSE Definition)
67	OBX2026AHC1000419	Loan Purpose	Rate/Term Refinance -- Borrower initiated	Limited Cash-Out (GSE Definition)
68	OBX2026AHC1000077	Loan Purpose	Rate/Term Refinance -- Borrower initiated	Limited Cash-Out (GSE Definition)
73	OBX2026AHC1000241	Loan Purpose	Rate/Term Refinance -- Borrower initiated	Limited Cash-Out (GSE Definition)

B-1